Related Party Transactions (Narrative) (Details)		1 Months Ended										3 Months Ended				12 Months Ended
		Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 entity	Dec. 31, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) policy	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Commissions and fees																$ 1,707,338,000	$ 7,382,797,000	$ 1,536,606,000
Company's share of corporate expenses																924,378,000	473,445,000	979,287,000
Payments to Fund Policy Loans																307,747,000	255,811,000	1,162,959,000
Policy loans			$ 1,666,965,000				$ 1,541,480,000									1,666,965,000	1,541,480,000
Net investment income																3,210,522,000	2,422,017,000	1,675,522,000
Commercial Mortgage Loans			10,082,667,000				7,759,323,000									10,082,667,000	7,759,323,000
Accrued investment income	[1]		618,033,000				466,394,000									618,033,000	466,394,000
Return of Capital																0
Prudential Insurance
Related Party Transaction [Line Items]
Contributed capital			400,000,000	$ 17,000,000	$ 216,000,000	$ 220,000,000	416,000,000		$ 7,000,000		$ 405,000,000
Return of Capital												$ 550,000,000	$ 450,000,000	$ 650,000,000	$ 300,000,000		(550,000,000)	(1,400,000,000)
Dividend																0	0	0
Prudential Insurance | Other invested assets
Related Party Transaction [Line Items]
Contributed capital					$ 208,000,000
Prudential Insurance | Subsequent Event
Related Party Transaction [Line Items]
Contributed capital		$ 300,000,000
Prudential Insurance and Prudential FInancial
Related Party Transaction [Line Items]
Life Insurance, Corporate or Bank Owned, amount			5,098,000,000				4,657,000,000									5,098,000,000	4,657,000,000
Fees related to Life Insurance, Corporate or Bank Owned, amount																59,000,000	55,000,000	50,000,000
Prudential Insurance
Related Party Transaction [Line Items]
Stock option program plan expense																1,000,000	1,000,000	1,000,000
Deferred compensation program expense																5,000,000	6,000,000	5,000,000
Pension plan expense																14,000,000	11,000,000	13,000,000
Welfare plan expense																$ 19,000,000	18,000,000	14,000,000
Defined contribution plan, employer matching contribution, percent (up to)																4.00%
Defined contribution plan, cost recognized																$ 9,000,000	8,000,000	7,000,000
Number of Corporate Owned Life Insurance policies sold | policy																5
PRUCO Life Insurance Company
Related Party Transaction [Line Items]
Company's share of corporate expenses																$ 105,000,000	131,000,000	144,000,000
Number of Corporate Owned Life Insurance policies sold | policy																1
Payments to Fund Policy Loans										$ 900,000,000
Policy loans			888,000,000				897,000,000									$ 888,000,000	897,000,000
Interest and Fee Income, Other Loans																41,000,000	42,000,000	26,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Number of other affiliated entities | entity								3
Net investment income																0.0	5,500,000	6,900,000
Accrued interest receivable related to long-term notes			3,000,000				1,000,000									3,000,000	1,000,000
Revenue related to long-term notes receivable																8,000,000	3,000,000	3,000,000
Accrued investment income			0				0									0	0
Line of credit facility, maximum borrowing capacity			7,000,000,000													7,000,000,000
Long-Term and Short-Term debt to affiliates			0				0									0	0
Interest expense related to loans payable, Related Party																16,000,000	39,000,000	17,000,000
Affiliated Entity | Commercial mortgage Loans
Related Party Transaction [Line Items]
Commercial Mortgage Loans			0				0									0	0
Affiliated Entity | PAD
Related Party Transaction [Line Items]
Commissions and fees																760,000,000	820,000,000	587,000,000
Affiliated Entity | ASTISI and Prudential Investments
Related Party Transaction [Line Items]
Fee income from revenue sharing agreement																247,000,000	271,000,000	274,000,000
Affiliated Entity | PGIM Investments
Related Party Transaction [Line Items]
Fee income from revenue sharing agreement																52,000,000	47,000,000	38,000,000
Affiliated Entity | PGIM
Related Party Transaction [Line Items]
Net investment income																$ 91,000,000	69,000,000	53,000,000
Affiliated Entity | Prudential Advisors
Related Party Transaction [Line Items]
Selling expenses - Percentage return to Related Party																98.00%
Distribution Expenses																$ 473,000,000	56,000,000
Prudential Financial Joint Venture
Related Party Transaction [Line Items]
Net investment income																168,000,000	68,000,000	5,000,000
Other invested assets			$ 1,852,000,000				$ 1,100,000,000									1,852,000,000	1,100,000,000
PGF
Related Party Transaction [Line Items]
Investment Income, Interest																$ 417,000,000	$ 490,000,000	$ 499,000,000

[1]	See Note 4 for details of balances associated with variable interest entities.